Principal Funds, Inc.

Supplement dated March 24, 2017
to the Statutory Prospectus dated December 31, 2016
(as supplemented on January 13, 2017, January 30, 2017, and March 17, 2017)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Blue Chip Fund [Member]
BLUE CHIP FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Blue Chip Fund [Member]	Blue Chip Fund, Class A [Member]		Blue Chip Fund, Class C [Member]		Blue Chip Fund, Institutional Class [Member]		Blue Chip Fund, Class R-3		Blue Chip, Class R-4		Blue Chip, Class R-5		Blue Chip Fund, Class R-6
Management Fees (as a percentage of Assets)	0.68%		0.68%		0.68%		0.68%		0.68%		0.68%		0.68%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.35%		0.40%		0.01%		0.32%	[1]	0.28%	[1]	0.26%	[1]	176.25%	[1]
Expenses (as a percentage of Assets)	1.28%		2.08%		0.69%		1.25%		1.06%		0.94%		176.93%
Fee Waiver or Reimbursement	none	[2]	none	[2]	none	[3]	none		none		none		(176.24%)	[2]
Net Expenses (as a percentage of Assets)	1.28%		2.08%		0.69%		1.25%		1.06%		0.94%		0.69%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, R-5, and R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.81% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Blue Chip Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Blue Chip Fund, Class A [Member]	673	934	1,214	2,010
Blue Chip Fund, Class C [Member]	311	652	1,119	2,410
Blue Chip Fund, Institutional Class [Member]	70	221	384	859
Blue Chip Fund, Class R-3	127	397	686	1,511
Blue Chip, Class R-4	108	337	585	1,294
Blue Chip, Class R-5	96	300	520	1,155
Blue Chip Fund, Class R-6	70	798	1,174	1,655

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Blue Chip Fund [Member] | Blue Chip Fund, Class C [Member] | USD ($)	211	652	1,119	2,410

PFI Prospectus [Member] | Diversified Real Asset Fund [Member]
DIVERSIFIED REAL ASSET FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Diversified Real Asset Fund [Member]	Diversified Real Asset Fund, Class A [Member]		Diversified Real Asset Fund, Class C [Member]		Diversified Real Asset Fund, Institutional Class [Member]		Diversified Real Asset Fund, R-3		Diversified Real Asset Fund, R-4		Diversified Real Asset Fund, R-5		Diversified Real Asset Fund, R-6
Management Fees (as a percentage of Assets)	0.81%		0.81%		0.81%		0.81%		0.81%		0.81%		0.81%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none		0.25%		0.10%		none		none
Other Expenses (as a percentage of Assets):	0.22%		0.31%		0.06%		0.33%	[1]	0.29%	[1]	0.27%	[1]	0.17%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%		0.02%		0.02%		0.02%
Expenses (as a percentage of Assets)	1.30%		2.14%		0.89%		1.41%		1.22%		1.10%		1.00%
Fee Waiver or Reimbursement	(0.03%)	[2]	(0.12%)	[2]	none	[2]	none		none		none		(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.27%		2.02%		0.89%		1.41%		1.22%		1.10%		0.85%
[1]	Based on estimated amounts for the current fiscal year (R-3, R-4, and R-5).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, 2.00% for Class C, 0.88% and for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Diversified Real Asset Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified Real Asset Fund, Class A [Member]	500	769	1,058	1,881
Diversified Real Asset Fund, Class C [Member]	305	658	1,138	2,463
Diversified Real Asset Fund, Institutional Class [Member]	91	284	493	1,096
Diversified Real Asset Fund, R-3	144	446	771	1,691
Diversified Real Asset Fund, R-4	124	387	670	1,477
Diversified Real Asset Fund, R-5	112	350	606	1,340
Diversified Real Asset Fund, R-6	87	303	538	1,211

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, Class C [Member] | USD ($)	205	658	1,138	2,463

PFI Prospectus [Member] | Dynamic High Yield Explorer Fund
DYNAMIC HIGH YIELD EXPLORER FUND
On June 6, 2017, delete the Objective, and replace with the following:
Objective: The Fund seeks to provide a high level of current income.
On June 6, 2017, delete the first paragraph in the Principal Investment Strategies section, and replace with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate debt securities, including bank loans and corporate bonds, and other investment companies that provide investment exposure to such floating rate securities. Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. Floating rate debt securities are often below investment grade rated securities (sometimes called “high yield” or “junk”) which are rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”) (if the security has been rated by only one of those agencies, that rating will determine whether the security is of a quality comparable to those rated below investment grade). The Fund also invests in US and non-US fixed-rate loans, investment grade and below investment grade corporate bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within 0 to 2 years. The Fund actively trades portfolio securities. From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.

On June 6, 2017, in the Principal Risks section, delete the Emerging Markets Risk and the Foreign Currency Risk.
On June 6, 2017, in the Performance section, delete the Average Annual Total Returns table and the two paragraphs that follow, and replace with the following:
Average Annual Total Returns - PFI Prospectus [Member] - Dynamic High Yield Explorer Fund	Label	1 Year	Since Inception
S&P/LSTA Leveraged Loan 100 Index	S&P/LSTA Leveraged Loan 100 Index (reflects no deduction for fees, expenses, or taxes)	(2.75%)	(3.02%)
Bloomberg Barclays High Yield 2% Issuer Constrained Index	Bloomberg Barclays High Yield 2% Issuer Constrained Index (reflects no deduction for fees, expenses, or taxes)	(4.43%)	(5.05%)
Dynamic High Yield Explorer Fund, Class A	Class A Return Before Taxes	(7.38%)	(8.11%)
Dynamic High Yield Explorer Fund, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(9.29%)	(9.94%)
Dynamic High Yield Explorer Fund, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.09%)	(6.91%)
Dynamic High Yield Explorer Fund, Institutional	Institutional Class Return Before Taxes	(3.51%)	(5.06%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
The Fund's primary benchmark changed from Bloomberg Barclays High Yield 2% Issuer Constrained Index to S&P/LSTA Leveraged Loan 100 Index because S&P/LSTA Leveraged Loan 100 Index is more representative of the Fund's strategy.

PFI Prospectus [Member] | EDGE MidCap Fund
EDGE MIDCAP FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - EDGE MidCap Fund		EDGE MidCap Fund, Institutional Class	EDGE MidCap Fund, R-6
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.04%	176.27%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		0.80%	177.03%
Fee Waiver or Reimbursement	[2]	none	(176.25%)
Net Expenses (as a percentage of Assets)		0.80%	0.78%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - EDGE MidCap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
EDGE MidCap Fund, Institutional Class	82	255	444	990
EDGE MidCap Fund, R-6	80	801	1,176	1,658

PFI Prospectus [Member] | Global Multi-Strategy Fund [Member]
GLOBAL MULTI-STRATEGY FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Global Multi-Strategy Fund [Member]		Global Multi-Strategy Fund, Class A	Global Multi-Strategy Fund, Class C		Global Multi-Strategy Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)		1.56%	1.56%		1.56%
Distribution and Service (12b-1) Fees		0.25%	1.00%		none
Component1 Other Expenses		0.44%	0.44%		0.44%
Component2 Other Expenses		0.03%	0.03%		0.03%
Component3 Other Expenses		0.13%	0.21%		0.05%
Other Expenses (as a percentage of Assets):		0.60%	0.68%		0.52%
Acquired Fund Fees and Expenses		0.04%	0.04%		0.04%
Expenses (as a percentage of Assets)		2.45%	3.28%		2.12%
Fee Waiver or Reimbursement	[1]	(0.04%)	(0.04%)	[2]	(0.04%)	[3]
Net Expenses (as a percentage of Assets)		2.41%	3.24%		2.08%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending June 30, 2018. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.75% for Class C shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Global Multi-Strategy Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Multi-Strategy Fund, Class A	610	1,106	1,628	3,054
Global Multi-Strategy Fund, Class C	427	1,006	1,709	3,574
Global Multi-Strategy Fund, Institutional Class [Member]	211	660	1,135	2,449

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Global Multi-Strategy Fund [Member] | Global Multi-Strategy Fund, Class C | USD ($)	327	1,006	1,709	3,574

PFI Prospectus [Member] | Global Opportunities Fund [Member]
GLOBAL OPPORTUNITIES FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Global Opportunities Fund [Member]	Global Opportunities Fund, Class A [Member]		Global Opportunities Fund, Class C [Member]		Global Opportunities Fund, Institutional Class [Member]
Management Fees (as a percentage of Assets)	0.83%		0.83%		0.83%
Distribution and Service (12b-1) Fees	0.25%		1.00%		none
Other Expenses (as a percentage of Assets):	0.84%		1.66%		0.02%
Expenses (as a percentage of Assets)	1.92%		3.49%		0.85%
Fee Waiver or Reimbursement	(0.42%)	[1]	(1.24%)	[1]	none	[2]
Net Expenses (as a percentage of Assets)	1.50%		2.25%		0.85%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares. It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Global Opportunities Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Opportunities Fund, Class A [Member]	694	1,081	1,493	2,638
Global Opportunities Fund, Class C [Member]	328	956	1,706	3,683
Global Opportunities Fund, Institutional Class [Member]	87	271	471	1,049

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Global Opportunities Fund [Member] | Global Opportunities Fund, Class C [Member] | USD ($)	228	956	1,706	3,683

PFI Prospectus [Member] | International Equity Index Fund [Member]
INTERNATIONAL EQUITY INDEX FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - International Equity Index Fund [Member]	International Equity Index Fund, Institutional Class [Member]		International Equity Index Fund, Class R-1 [Member]	International Equity Index Fund, Class R-2 [Member]	International Equity Index Fund, Class R-3 [Member]	International Equity Index Fund, Class R-4 [Member]	International Equity Index Fund, Class R-5 [Member]	International Equity Index Fund, Class R-6 [Member]
Management Fees (as a percentage of Assets)	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.09%		0.61%	0.53%	0.40%	0.36%	0.34%	176.33%	[1]
Acquired Fund Fees and Expenses	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	176.59%
Fee Waiver or Reimbursement	none	[2]	none	none	none	none	none	(176.31%)	[3]
Net Expenses (as a percentage of Assets)	0.35%		1.22%	1.09%	0.91%	0.72%	0.60%	0.28%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - International Equity Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Equity Index Fund, Institutional Class [Member]	36	113	197	443
International Equity Index Fund, Class R-1 [Member]	124	387	670	1,477
International Equity Index Fund, Class R-2 [Member]	111	347	601	1,329
International Equity Index Fund, Class R-3 [Member]	93	290	504	1,120
International Equity Index Fund, Class R-4 [Member]	74	230	401	894
International Equity Index Fund, Class R-5 [Member]	61	192	335	750
International Equity Index Fund, Class R-6 [Member]	29	775	1,157	1,635

PFI Prospectus [Member] | International Small Company Fund
INTERNATIONAL SMALL COMPANY FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - International Small Company Fund		International Small Company Fund, Class A	International Small Company, Institutional Class	Institutional Small Company Fund, R-6
Management Fees (as a percentage of Assets)		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):		1.18%	0.18%	176.43%	[1]
Expenses (as a percentage of Assets)		2.48%	1.23%	177.48%
Fee Waiver or Reimbursement	[2]	(0.88%)	(0.03%)	(176.41%)
Net Expenses (as a percentage of Assets)		1.60%	1.20%	1.07%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - International Small Company Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Small Company Fund, Class A	704	1,201	1,723	3,148
International Small Company, Institutional Class	122	387	673	1,486
Institutional Small Company Fund, R-6	109	808	1,175	1,662

PFI Prospectus [Member] | Multi-Manager Equity Long/Short Fund
MULTI-MANAGER LONG/SHORT FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Multi-Manager Equity Long/Short Fund		Multi-Manager Equity Long/Short Fund, Class A	Multi-Manager Equity Long/Short Fund, Institutional Class	Multi-Manager Equity Long/Short Fund, Class R-6
Management Fees (as a percentage of Assets)		1.57%	1.57%	1.57%
Distribution and Service (12b-1) Fees		0.25%	none	none
Component1 Other Expenses		0.78%	0.78%	0.78%
Component2 Other Expenses	[1]	0.52%	0.34%	0.30%
Other Expenses (as a percentage of Assets):		1.30%	1.12%	1.08%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		3.15%	2.72%	2.68%
Fee Waiver or Reimbursement	[2]	(0.32%)	(0.24%)	(0.28%)
Net Expenses (as a percentage of Assets)		2.83%	2.48%	2.40%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Multi-Manager Equity Long/Short Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Multi-Manager Equity Long/Short Fund, Class A	820	1,440
Multi-Manager Equity Long/Short Fund, Institutional Class	251	822
Multi-Manager Equity Long/Short Fund, Class R-6	243	806

Effective May 1, 2017, in the Principal Investment Strategies section, add the following after the Global Thematic strategy:
Systematic Global. This strategy uses a systematic framework to invest in a diversified portfolio of long and short positions in U.S. and foreign equity securities. This strategy also uses swaps, exchange-listed futures, and currency forwards for investment purposes and may also use currency forwards to hedge foreign currency risk.

PFI Prospectus [Member] | Opportunistic Municipal Fund [Member]
OPPORTUNISTIC MUNICIPAL FUND
Effective March 24, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Opportunistic Municipal Fund [Member]		Opportunistic Municipal Fund, Class A [Member]	Opportunistic Municipal Fund, Class C [Member]	Opportunistic Municipal Fund, Class P [Member]	Opportunistic Municipal Fund, Institutional Class
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.05%	0.05%	0.05%	0.05%
Component2 Other Expenses		0.17%	0.27%	0.12%	1.87%
Other Expenses (as a percentage of Assets):		0.22%	0.32%	0.17%	1.92%
Expenses (as a percentage of Assets)		0.97%	1.82%	0.67%	2.42%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.12%)	none	(1.75%)
Net Expenses (as a percentage of Assets)		0.95%	1.70%	0.67%	0.67%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A,1.65% for Class C, and 0.62% for Institutional Class shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017 for Class P shares and June 30, 2018 for Class A, Class C and Institutional Class shares; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
Effective March 24, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Opportunistic Municipal Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Opportunistic Municipal Fund, Class A [Member]	468	670	889	1,518
Opportunistic Municipal Fund, Class C [Member]	273	561	974	2,127
Opportunistic Municipal Fund, Class P [Member]	68	214	373	835
Opportunistic Municipal Fund, Institutional Class	68	587	1,132	2,622

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Opportunistic Municipal Fund [Member] | Opportunistic Municipal Fund, Class C [Member] | USD ($)	173	561	974	2,127

PFI Prospectus [Member] | Origin Emerging Markets Fund
ORIGIN EMERGING MARKETS FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Origin Emerging Markets Fund		Origin Emerging Markets Fund, Class A	Origin Emerging Markets Fund, Institutional Class	Origin Emerging Markets Fund, Class R-6
Management Fees (as a percentage of Assets)		1.19%	1.19%	1.19%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):		8.10%	0.05%	24.28%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		9.55%	1.25%	25.48%
Fee Waiver or Reimbursement	[1]	(7.79%)	none	(24.26%)
Net Expenses (as a percentage of Assets)		1.76%	1.25%	1.22%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class A and 1.25% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Origin Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Origin Emerging Markets Fund, Class A	719	2,499	4,120	7,570
Origin Emerging Markets Fund, Institutional Class	127	397	686	1,511
Origin Emerging Markets Fund, Class R-6	124	4,385	7,080	10,240

PFI Prospectus [Member] | Preferred Securities Fund [Member]
PREFERRED SECURITIES FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Preferred Securities Fund [Member]		Class A [Member]	Class C [Member]	Class J [Member]	Institutional Class [Member]		Class R-1 [Member]	Class R-2 [Member]	Class R-3 [Member]	Class R-4 [Member]	Class R-5 [Member]	Class R-6 [Member]
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	[1]	0.25%	1.00%	0.15%	none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.12%	0.11%	0.20%	0.06%		0.53%	0.45%	0.32%	0.28%	0.26%	176.25%	[2]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.08%	1.82%	1.06%	0.77%		1.59%	1.46%	1.28%	1.09%	0.97%	176.96%
Fee Waiver or Reimbursement		none	none	none	none	[3]	none	none	none	none	none	(176.23%)	[4]
Net Expenses (as a percentage of Assets)		1.08%	1.82%	1.06%	0.77%		1.59%	1.46%	1.28%	1.09%	0.97%	0.73%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.82% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[4]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
Effective June 23, 2017, delete the Example section and replace with the following:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Preferred Securities Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A [Member]	481	706	948	1,643
Class C [Member]	285	573	985	2,137
Class J [Member]	208	337	585	1,294
Institutional Class [Member]	79	246	428	954
Class R-1 [Member]	162	502	866	1,889
Class R-2 [Member]	149	462	797	1,746
Class R-3 [Member]	130	406	702	1,545
Class R-4 [Member]	111	347	601	1,329
Class R-5 [Member]	99	309	536	1,190
Class R-6 [Member]	75	800	1,176	1,657

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus [Member] - Preferred Securities Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C [Member]	185	573	985	2,137
Class J [Member]	108	337	585	1,294

PFI Prospectus [Member] | Real Estate Debt Income Fund
REAL ESTATE DEBT INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Real Estate Debt Income Fund		Real Estate Debt Income Fund, Class A	Real Estate Debt Income Fund, Institutional Class	Real Estate Debt Income Fund, R-6
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):		0.24%	0.08%	176.30%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.05%	0.64%	176.86%
Fee Waiver or Reimbursement	[2]	(0.04%)	none	(176.28%)
Net Expenses (as a percentage of Assets)		1.01%	0.64%	0.58%
[1]	Based on estimated amounts for the current fiscal year (Class R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00% for Class A and 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Real Estate Debt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Debt Income Fund, Class A	474	693	929	1,606
Real Estate Debt Income Fund, Institutional Class	65	205	357	798
Real Estate Debt Income Fund, R-6	59	790	1,168	1,648

PFI Prospectus [Member] | Small-MidCap Dividend Income Fund [Member]
SMALL-MIDCAP DIVIDEND INCOME FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - Small-MidCap Dividend Income Fund [Member]	Small-MidCap Dividend Income Fund, Class A [Member]	Small-MidCap Dividend Income Fund, Class C [Member]	Small-MidCap Dividend Income Fund, Institutional Class [Member]		Small-MidCap Dividend Income Fund, R-6
Management Fees (as a percentage of Assets)	0.78%	0.78%	0.78%		0.78%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Other Expenses (as a percentage of Assets):	0.14%	0.16%	0.04%		176.25%	[1]
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%		0.33%
Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		177.36%
Fee Waiver or Reimbursement	none	none	none	[2]	(176.23%)	[2]
Net Expenses (as a percentage of Assets)	1.50%	2.27%	1.15%		1.13%
[1]	Based on estimated amounts for the current fiscal year (R-6).
[2]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Effective June 23, 2017, delete the Example section and replace with the following:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus [Member] - Small-MidCap Dividend Income Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Small-MidCap Dividend Income Fund, Class A [Member]	694	998	1,323	2,242
Small-MidCap Dividend Income Fund, Class C [Member]	330	709	1,215	2,605
Small-MidCap Dividend Income Fund, Institutional Class [Member]	117	365	633	1,398
Small-MidCap Dividend Income Fund, R-6	115	819	1,187	1,673

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus [Member] | Small-MidCap Dividend Income Fund [Member] | Small-MidCap Dividend Income Fund, Class C [Member] | USD ($)	230	709	1,215	2,605

PFI Prospectus [Member] | SystematEx International Fund
SYSTEMATEX INTERNATIONAL FUND
Effective June 23, 2017, delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus [Member] - SystematEx International Fund		SystematEx International Fund, Institutional Class	SystematEx International Fund. Class R-6
Management Fees (as a percentage of Assets)		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		1.01%	0.51%
Expenses (as a percentage of Assets)		1.61%	1.11%
Fee Waiver or Reimbursement	[1]	(0.86%)	(0.49%)
Net Expenses (as a percentage of Assets)		0.75%	0.62%
[1]	Principal Management Corporation ("PMC"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PMC, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.